[LOGO] THE TIMOTHY PLAN

[GRAPHIC]

                                   Prospectus
                                                                     MAY 1, 2002

                                   Timothy Plan
                                   Small-Cap Variable Series

                                   Contents

4    Risk/Return Summary

4    Small-Cap Value Fund

6    Purchases & Redemptions

7    Dividends & Distributions

7    Investment Adviser &  Investment Manager

7    Investment Adviser

7    Investment Manager

8    Principal Underwriter

8    General Information

9    Financial Highlights

10   Privacy Policy

11   For More Information


Timothy Plan Family of Funds

(the "Trust")

Prospectus May 1, 2002



This Prospectus offers the following Portfolio (the "Fund") of the Trust:

The Timothy Plan Small-Cap Variable Series




The Fund is intended to be a funding vehicle for Variable Annuity Contracts ("VA Contracts") offered through separate accounts of the Annuity Investors Life Insurance Company (the "Insurance Company").


The Timothy Plan was established to provide an investment alternative for people who want to invest according to certain ethical standards. The Funds established by the Trust invest in a different market segment, and each Fund has its own investment objectives. However, all the Funds have one thing in common. They do not invest in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which are involved, either directly or indirectly, in pornography or abortion.


The Funds are distributed through Timothy Partners, Ltd.
1304 West Fairbanks Avenue, Winter Park, Florida 32789.










The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.

2  PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES         May 1, 2002

RISK/RETURN SUMMARY

The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, as a matter of fundamental policy, none of the Funds established by the Trust invests in any company that is involved in the business of alcohol production, tobacco production, or casino gambling, or which is involved, either directly or indirectly, in pornography or abortion. Such companies are referred to throughout this Prospectus as "Excluded Securities". Excluded Securities will not be purchased by any of our Funds. Timothy Partners Ltd. ("TPL") is the investment adviser to the Fund, and is responsible for determining those companies that are Excluded Securities.


Because none of our Funds will invest in Excluded Securities, the pool of securities from which each Fund may choose may be limited to a certain degree. Although TPL believes that each Fund can achieve its investment objective within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on a Fund's performance. However, "Total Return" is more than just numbers. It is also investing in a way that supports and reflects your beliefs and ideals. Each of our Funds strives to maximize both kinds of total return.


TIMOTHY PLAN SMALL-CAP VARIABLE SERIES

Investment objective

Long-term capital growth, with a secondary objective of current income.
Primary investment strategies
.. The Fund seeks to achieve its objectives by primarily investing in US small-cap stocks and American Depositary Receipts ("ADRs"). Small-Cap stocks is a reference to the common stock of smaller companies-companies whose total market capitalization is greater than $200 Million and less than $1 Billion. ADRs are certificates issued by United States banks to evidence an ownership interest in an underlying non-United States company's stock. ADRs generally trade on United States Stock Exchanges in the same way that American common stock trades.

.. Small cap stocks, although more susceptible to price movements, also enjoy growth potential that is often not available for larger companies. As a result, prudent investing in smaller companies can result in greater capital growth than investing in larger companies.

..

Primary risks
1. General Risk - Like with most other mutual funds, you can lose money by
   ------------
   investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2. Stock Market Risk - The Fund is an equity fund, so it is subject to the risks
   -----------------
   inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3. Small-Cap Stock Risk - The Fund invests in smaller companies. Smaller
   --------------------
   companies are particularly susceptible to price swings, because, due to their size, they often do not have the resources available to them that are available to larger companies.

4. Excluded Security Risk - Because the Fund does not invest in Excluded
   ----------------------
   Securities, the Fund may be riskier than other funds that invest in a broader array of securities.

Who should buy this Fund
The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Past Performance
The bar chart and table below show the returns and risks of investing in the Fund by showing changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the Russell 2000 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES         May 1, 2002  3
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                                    [CHART]
Performance Bar Chart and Table
Year-by-Year Total Returns for calendar years ending on 12/31

                          1998                  3.80%
                          1999                 19.38%
                          2000                  8.15%
                          2001                 11.48%

For the periods included in the bar chart:
Best Quarter: 22.32%, Q2 1999                   Worst Quarter: (13.76)%, Q3 2001


Average Annual Total Returns (for Periods ending on December 31, 2001)

---------------------------------------------------------------
                         Fund            Russell 2000 Index**
---------------------------------------------------------------
One Year                11.48%                  2.49%
Inception               11.74%                  2.84%

*  From May 22, 1998 (commencement of operations).
** The Russell 2000 Index is a widely recognized, unmanaged index of 2000 small-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Additional Investment Information
---------------------------------
The Fund may, for temporary defensive purposes, invest up to 100% of its assets in obligations of the United States government, its agencies and instrumentalities, commercial paper, and certificates of deposit and bankers acceptances. When the Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different that if it had invested strictly according to its objectives.

4  PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES         May 1, 2002
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PURCHASES AND REDEMPTIONS OF SHARES
Purchases and Redemptions of Shares in the Fund may be made only by the Insurance Company for its separate accounts at the direction of VA Account owners. Please refer to the Prospectus of your VA Contract for information on how to direct investments in or redemptions from the Fund and any fees that may apply. Generally, the Insurance Company places orders for shares based on payments and withdrawal requests received from VA Contract owners during the day and places an order to purchase or redeem the net number of shares by the following morning. Orders are usually executed at the net asset value per share determined at the end of the business day that a payment or withdrawal request is received by the Insurance Company. There are no sales or redemption charges. However, certain sales or deferred sales charges and other charges may apply to your VA Contract. Those charges are disclosed in the separate account offering prospectus. The Trust reserves the right to suspend the offering of the Fund's shares, or to reject any purchase order.

Purchase orders for shares of the Fund which are received by the transfer agent in proper form prior to the close of trading hours on the New York Stock Exchange (NYSE) (currently 4:00 p.m. Eastern time) on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of the Fund received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

Redemption proceeds will normally be wired to the Insurance Company on the next business day after receipt of the redemption instructions by the Fund, but in no event later than 7 days following receipt of instructions. The Fund may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason (other than weekends or holidays) or under emergency circumstances as determined by the Securities and Exchange Commission.

Other Purchase Information
--------------------------
If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payments in cash, the Fund may pay the redemption price, in whole or in part by distribution in-kind of readily marketable securities, from the Fund, within certain limits prescribed by the Securities and Exchange Commission. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in-kind, the redeeming shareholder will incur brokerage costs in converting the assets to cash.

For economy and convenience, share certificates will not be issued.

The public offering price for the Fund is based upon the Fund's net asset value per share. Net asset value per share is calculated by adding the value of the Fund's investments, cash and other assets, subtracting the Fund's liabilities, and then dividing the result by the number of shares outstanding. The assets of the Fund are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Trustees. The net asset value of the Fund's shares is computed on all days on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time.

Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Fund's investment manager, in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Money market securities with less than 60 days remaining to maturity when acquired by the Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Fund acquires a money market security with more than 60 days remaining to its maturity, it will be valued at amortized cost when it reaches 60 days to maturity unless the Trustees determine that such a valuation will not fairly represent its fair market value.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES         May 1, 2002  5
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DIVIDENDS AND DISTRIBUTIONS
Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for the security. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Under current tax law, dividends or capital gains distributions from the Fund are not currently taxable when left to accumulate within a VA Contract. Depending on the VA Contract, withdrawals from the Contract may be subject to ordinary income tax, and an additional penalty of 10% on withdrawals before age 59 1/2.


INVESTMENT ADVISER AND INVESTMENT MANAGER

INVESTMENT ADVISER
Timothy Partners Ltd., (" TPL"), 1304 West Fairbanks Avenue, Winter Park, Florida, 32789, is a Florida limited partnership organized on December 6, 1993 and is registered with the Securities and Exchange Commission as an investment adviser. TPL supervises the investment of the assets of the Fund in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the investment manager. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its sole discretion. TPL has been the Adviser to the Fund since its inception.

Covenant Funds, Inc., a Florida corporation ("CFI"), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 70% shareholder of CFI. Mr. Ally has over eighteen years experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for the Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

For its services, TPL is paid an annual fee equal to 1.00% of the average daily net assets of the Fund. A portion of the advisory fees are paid by TPL to: (1) the investment manager for assisting in the selection of portfolio securities for the Fund, and (2) Unified Fund Services, Inc. ("Unified") for expenses related to the daily operations of the Trust performed by Unified. These fees also cover the expenses of postage, materials, fulfillment of shareholder requests, and a variety of other administrative and marketing expenses.

INVESTMENT MANAGER
Awad Asset Management, Inc. ("Awad"), a division of Raymond James & Associates, Inc., is the investment manager for the Fund. Awad has offices at 477 Madison Avenue, New York, New York 10022, and is a joint enterprise between James D. Awad, a thirty-year veteran of the investment management business, and Raymond James Financial, a diversified financial services firm traded on the New York Stock Exchange. Awad selects the investments for the Fund's portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

James D. Awad, Dan Veru and Carol Egan make up the team responsible for managing the day-to-day investments for the Fund. James Awad is the Senior Investment Officer of the investment manager. Prior to forming Awad, Mr. Awad was founder and president of BMI Capital. He also managed assets at Neuberger & Berman, Channing Management and First Investment Corp. Mr. Awad has been involved either full or part-time in the investment business since 1965.

For its services as investment manager to the Fund, Awad is paid an annual fee by TPL equal to 0.25% of average daily net assets of the Fund.

6  PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES         May 1, 2002

In addition to serving as investment manager to the Fund since inception, Awad has served as investment manager to the Timothy Plan Small-Cap Value Fund since January 1, 1997. It also serves as investment co-adviser to two other investment companies: Heritage Small-Cap Stock Fund and Calvert New Vision Small Cap Fund. As of December 31, 2001, Awad & Associates managed in excess of $769 million in assets.

In choosing the securities in which to invest, the Awad uses extensive fundamental analysis to develop earnings forecasts and to identify attractive investment opportunities relative to market valuation. Individual companies are scrutinized concerning their individual growth prospects and their competitive positions within their respective industries. Individual company analysis focuses upon the outlook for sales, profit margins, returns on capital, cash flow and earnings per share.

PRINCIPAL UNDERWRITER

Timothy Partners Ltd. ("TPL") acts as principal underwriter for the Trust. The purpose of acting as an underwriter is to facilitate the registration of the Fund's shares under state securities laws and to assist in the sale of Fund shares. TPL also acts as Investment Adviser to the Trust. TPL is not compensated for providing underwriting services to the Trust.

GENERAL INFORMATION
Total return for the Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

Total return of the Fund may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES         May 1, 2002  7

FINANCIAL HIGHLIGHTS
The financial highlights table set forth below is intended to help you understand the Fund's financial performance since its inception on May 22, 1998. Certain information reflects financial results for a single Fund share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the Trust's annual report, which is available without charge upon request.

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

TIMOTHY SMALL-CAP VARIABLE SERIES

----------------------------------------------------------------------------------------------------------
                                                                    year     year     year      period
                                                                    ended    ended    ended     ended
                                                                   12/31/01 12/31/00 12/31/99 12/31/98 (a)
----------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                               $  12.29  $ 12.37  $ 10.38  $     10.00
                                                                   --------  -------  -------  -----------
Income from Investment Operations:
  Net Investment Income (Loss)                                        (0.02)    0.07    (0.06)        0.08
  Net Realized and Unrealized Gain (Loss) on Investments               1.42     0.94     2.07         0.30
                                                                   --------  -------  -------  -----------
  Total from Investment Operations                                     1.40     1.01     2.01         0.38
                                                                   --------  -------  -------  -----------
Less Distributions:
  Dividends from Net Investment Income (Loss)                             -    (0.08)   (0.02)           -
  Dividends from Realized Gains                                       (0.64)   (1.01)       -            -
                                                                   --------  -------  -------  -----------
  Total Distributions                                                 (0.64)   (1.09)   (0.02)           -
                                                                   --------  -------  -------  -----------
Net Asset Value at End of Period                                   $  13.05  $ 12.29  $ 12.37  $     10.38
                                                                   ========  =======  =======  ===========
Total Return (b)                                                     11.48%    8.16%   19.38%        3.80%
Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)                                $  5,114  $ 3,326  $ 1,137  $       301
Ratio of Expenses to Average Net Assets:
  Before Reimbursement and Waiver of Expenses by Advisor              2.00%    1.83%    2.60%        2.88% (c)
  After Reimbursement and Waiver of Expenses by Advisor               1.20%    1.20%    1.18%        1.20% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets:
  Before Reimbursement and Waiver of Expenses by Advisor             (0.94)%   0.11%   (1.47)%       0.98% (c)
  After Reimbursement and Waiver of Expenses by Advisor              (0.14)%   0.74%   (0.05)%       2.66% (c)
Portfolio Turnover                                                   67.40%   85.82%   65.60%        3.00%

(a) For the Period May 22, 1998 (Commencement of Operations) to December 31,
    1998.
(b) For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(c) Annualized.

8  PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES         May 1, 2002

PRIVACY POLICY
The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects.
The Fund collects the following nonpublic personal information about you:

    . Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
    . Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses.
The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.
The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES         May 1, 2002  9
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FOR MORE INFORMATION
Additional information about the Trust is available in the Trust's annual report and semi-annual report to shareholders in which you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last year of operations.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information on all aspects of the Trust. A current SAI, dated May 1, 2001, has been filed with the SEC and is incorporated by reference into this prospectus.

To request a free copy of the SAI, or the Trust's latest annual or semi-annual report, please contact the Trust.

--------------------------------------------------------------------------------
               Timothy Plan*                 Securities and Exchange Commission
--------------------------------------------------------------------------------
By Phone:     1-800-846-7526                 1-202-942-8090
--------------------------------------------------------------------------------
By Mail:      The Timothy Plan               Public Reference Section
              c/o Timothy Partners, Ltd.     Securities and Exchange Commission
              1304 West Fairbanks Avenue     Washington, D.C. 20549-0102
              Winter Park, Florida 32789     (a duplicating fee required)
--------------------------------------------------------------------------------
By E-mail:    info@timothyplan.com           Publicinfo@sec.gov
                                             (a duplicating fee required)
--------------------------------------------------------------------------------
By Internet:  http://www.timothyplan.com     http://www.sec.gov
--------------------------------------------------------------------------------
In Person:                                   Public Reference Room
                                             Securities and Exchange Commission,
                                             Washington, D.C.
--------------------------------------------------------------------------------

*A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.


                                The Timothy Plan
                      Investment Company Act No. 811-08228


10  PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES        May 1, 2002

[LOGO]THE TIMOTHY PLAN

The Timothy Plan
1304 West Fairbanks Avenue
Winter Park, FL 32789
www.timothyplan.com
E-mail info@timothyplan.com
Tel (800) 846-7526

[LOGO] THE TIMOTHY PLAN

[GRAPHIC]

                                   Prospectus
                                                                     MAY 1, 2002

                                   Timothy Plan
                                   Strategic Growth Portfolio Variable Series

                                   Timothy Plan
                                   Conservative Growth Portfolio Variable Series

                                   Contents

  4  Risk/Return Summary

  4  The Basics About the Portfolios

  4  Timothy Plan Strategic Growth Portfolio

  6  Timothy Plan Conservative Growth Portfolio

  7  Additional Information

  7  Fees & Expenses

  8  Purchases & Redemptions

  8  Other Purchase Information

  9  Dividends & Distributions

  9  Investment Adviser

  9  Principal Underwriter

  9  Privacy Policy

 10  For More Information


Timothy Plan Family of Funds

(the "Trust")

Prospectus May 1, 2002



This Prospectus offers the following Portfolios of The Timothy Plan (the
"Trust"):

Timothy Plan Conservative Growth Portfolio Variable Series Timothy Plan Strategic Growth Portfolio Variable Series

The Timothy Plan Conservative Growth Portfolio Variable Series ("Conservative Growth Portfolio") and the Timothy Plan Strategic Growth Portfolio Variable Series ("Strategic Growth Portfolio") (collectively, the "Portfolios") are intended to be funding vehicles for Variable Annuity Contracts ("VA Contracts") offered through separate accounts of the Annuity Investors Life Insurance Company (the "Insurance Company") as well as other insurance companies to the extent permitted by applicable laws.

The Timothy Plan was established to provide an investment alternative for people who want to invest according to ethical and moral standards. The Timothy Plan offers several mutual funds (the "Timothy Funds"), and the Portfolios invest in the Timothy Funds according to an asset allocation program. Each Timothy Fund invests in a different market segment, and each Timothy Fund has its own investment objectives. However, the Timothy Funds all have one thing in common: they do not invest in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which is involved, either directly or indirectly, in pornography or abortion.

The Portfolios are distributed through Timothy Partners, Ltd.
1304 West Fairbanks Avenue, Winter Park, Florida 32789.












THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

2  PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES        May 1, 2002

RISK/RETURN SUMMARY
Each Portfolio invests in certain of the Timothy Funds according to an asset allocation program determined by Timothy Partners, Ltd., the Portfolios' Adviser. The Timothy Funds believe that they have a responsibility to invest in a moral and ethical manner. Accordingly, as a matter of fundamental policy, the Timothy Funds do not invest in any company that is involved in the business of alcohol production, tobacco production, or casino gambling, or that is involved, either directly or indirectly, in pornography or abortion. Securities issued by companies engaged in these prohibited activities are excluded from the Timothy Funds' portfolios and are referred to throughout this Prospectus as "Excluded Securities." Excluded Securities will not be purchased by the Timothy Funds. Timothy Partners, Ltd. acts as Adviser to the Portfolios and the Timothy Funds, and is responsible for determining those securities that are Excluded Securities.

Because the Timothy Funds will not invest in Excluded Securities, the pool of securities from which each Timothy Fund may choose could be limited to a certain degree. Although the Adviser believes that each Timothy Fund can achieve its investment objective within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on the Timothy Funds' performance, as well as the performance of the Portfolios. However, "total return" is more than just numbers. It is also investing in a way that supports and reflects your beliefs and ideals. The Portfolios will strive to maximize each type of total return.


THE BASICS ABOUT THE PORTFOLIOS
The Conservative Growth Portfolio and the Strategic Growth Portfolio each attempts to achieve its investment objective by investing in a diverse portfolio of the Timothy Funds according to an asset allocation strategy described below. The Portfolios offer you the opportunity to pursue two specially constructed asset allocation strategies.

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO

INVESTMENT OBJECTIVE
The Strategic Growth Portfolio seeks to achieve medium to high levels of long-term capital growth. Current income is a consideration only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income.

PRIMARY INVESTMENT STRATEGIES
The Strategic Growth Portfolio normally will invest at least 90% of its assets in the following Timothy Funds according to the following approximated range of percentages:

--------------------------------------------------------------------------------
Timothy Fund            % of Portfolio's Net Assets Invested in the Timothy Fund
--------------------------------------------------------------------------------

Small Cap Value Fund..................................................... 15-20%
Large/Mid Cap Value Fund................................................. 20-25%
Large/Mid Cap Growth Fund................................................ 30-35%
Aggressive Growth Fund................................................... 15-20%
Fixed Income Fund........................................................  5-10%

The Strategic Growth Portfolio normally will invest its remaining cash, if any, in short-term U.S. government securities, money market securities, repurchase agreements and unaffiliated mutual funds.

The Adviser will determine the specific asset allocation program. On each day that the Strategic Growth Portfolio is open for business, the Adviser will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Portfolio. The Adviser also will reallocate the Strategic Growth Portfolio's investments in the Timothy Funds at the end of each fiscal quarter to maintain the asset allocation program.

To ensure adequate diversity, the Strategic Growth Portfolio normally will invest at least 90% of its net assets in the five Timothy Funds described above. In addition, the Strategic Growth Portfolio will invest no more than 55% of its assets in one Timothy Fund, no more than 70% in two Timothy Funds, no more than 80% in three Timothy Funds and no more than 90% in four Timothy Funds at any time.

Because the Strategic Growth Portfolio invests in the Timothy Funds, it will bear indirectly its proportionate share of fees and expenses paid by the Timothy Funds, in addition to the fees and expenses payable directly by the Strategic Growth Portfolio. Therefore, the Portfolio will incur higher expenses, many of which may be duplicative. These indirect expenses are described in the fee table below.


PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES        May 1, 2002  3

PRIMARY RISKS

1.  General Risk - As with most other mutual funds, you can lose money by
    ------------
    investing in the Strategic Growth Portfolio. Share prices fluctuate from day to day and, when you sell your shares, they may be worth less than you paid for them.

2.  Portfolio Risk - The Strategic Growth Portfolio is subject to all of the
    --------------
    risks that are inherent in the Timothy Funds in which the Strategic Growth Portfolio invests:

    .   Stock Market Risk - The Small Cap Value Fund, the Large/Mid Cap Value
        -----------------
        Fund, the Large/Mid Cap Growth Fund and the Aggressive Growth Fund are subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

    .   Mid Cap Stock Risk - Although the Large/Mid Cap Value Fund and the
        ------------------
        Large/Mid Cap Growth Fund generally invest in companies with larger market capitalizations (greater than $1 billion), they may also invest in medium size companies. Medium size companies may be more susceptible to price swings due to their size, because they often do not have the resources available to them that are available to larger companies.

    .   Small Cap Stock Risk - The Aggressive Growth Fund and the Small Cap
        --------------------
        Value Fund primarily invest in smaller companies. Smaller companies are particularly susceptible to price swings because, due to their size, they often do not have the resources available to them that are available to larger companies.

    .   Excluded Securities Risk - Because the Timothy Funds do not invest in
        ------------------------
        Excluded Securities, each Fund may be riskier than other mutual funds that invest in a broader array of securities.

    .   Growth Risks - The Large/Mid Cap Growth Fund and the Aggressive Growth
        ------------
        Fund invest in companies that appear to be growth-oriented companies. Growth companies are companies that the portfolio managers of these Funds believe will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the portfolio manager's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's (and the Portfolio's) returns.

    .   Interest Rate Risk - When interest rates rise, bond prices fall. The
        ------------------
        higher the Fixed Income Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fixed Income Fund is to interest rate risk.

    .   Credit Risk - The Fixed Income Fund could lose money if any bonds it
        -----------
        owns are downgraded in credit rating or go into default. For this reason, the Fixed Income Fund will primarily invest in investment grade bonds.

    .   Sector Risk - In managing its portfolio, the Fixed Income Fund's
        -----------
        portfolio manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. If certain industry sectors or types of securities do not perform as well as the portfolio manager expects, the Fixed Income Fund's performance could suffer.

WHO SHOULD BUY THIS PORTFOLIO
The Strategic Growth Portfolio is appropriate for investors who understand the risks of investing in moderate- to aggressively-oriented equity funds and who wish to allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE
The Strategic Growth Portfolio is being offered for the first time via this Prospectus. Accordingly, performance information about the Portfolio is not yet available.

4  PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES        May 1, 2002

TIMOTHY PLAN CONSERVATIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE
The Conservative Growth Portfolio seeks moderate levels of long-term capital growth. Current income is a consideration only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income.

PRIMARY INVESTMENT STRATEGIES
The Conservative Growth Portfolio normally will invest at least 90% of its assets in the following Timothy Funds according to the following approximated range of percentages:

--------------------------------------------------------------------------------
Timothy Fund            % of Portfolio's Net Assets Invested in the Timothy Fund
--------------------------------------------------------------------------------

Small Cap Value Fund..................................................... 10-15%
Large/Mid Cap Value Fund................................................. 25-30%
Large/Mid Cap Growth Fund................................................ 20-25%
Fixed Income Fund........................................................ 20-25%
Money Market Fund........................................................  5-10%

The Conservative Growth Portfolio normally will invest its remaining cash, if any, in short-term U.S. government securities, money market securities, repurchase agreements and unaffiliated mutual funds.

The Adviser will determine the specific asset allocation program. On each day that the Conservative Growth Portfolio is open for business, the Adviser will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Portfolio. The Adviser also will reallocate the Conservative Growth Portfolio's investments in the Timothy Funds at the end of each fiscal quarter to maintain the asset allocation program.

To ensure adequate diversity, the Conservative Growth Portfolio will invest at least 90% of its net assets in the five Timothy Funds described above. In addition, the Conservative Growth Portfolio will invest no more than 55% of its assets in one Timothy Fund, no more than 70% in two Timothy Funds, no more than 80% in three Timothy Funds and no more than 90% in four Timothy Funds at any time.

Because the Conservative Growth Portfolio invests in the Timothy Funds, the Portfolio will indirectly bear its proportionate share of any fees and expenses paid by the Timothy Funds, in addition to the fees and expenses payable directly by the Portfolio. Therefore, the Portfolio will incur higher expenses, many of which may be duplicative. These indirect expenses are described in the fee table below.

PRIMARY RISKS

1.  General Risk - As with most other mutual funds, you can lose money by
    ------------
    investing in the Conservative Growth Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.  Portfolio Risk - The Conservative Growth Portfolio is subject to all of the
    --------------
    risks that are inherent in the Timothy Funds in which the Portfolio invests:

    .   Stock Market Risk - The Small Cap Value Fund, the Large/Mid CapValue
        -----------------
        Fund and the Large/Mid Cap Growth Fund are subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

    .   Mid Cap Stock Risk - Although the Large/Mid Cap Value Fund and the
        ------------------
        Large/Mid Cap Growth Fund generally invest in companies with larger market capitalizations (greater than $1 billion), they may also invest in medium sized companies. Medium sized companies may be more susceptible to price swings, because, due to their size, they often do not have the resources available to them that are available to larger companies.

    .   Small Cap Stock Risk - The Small Cap Value Fund primarily invests in
        --------------------
        smaller companies. Smaller companies are particularly susceptible to price swings because, due to their size, they often do not have the resources available to them that are available to larger companies.

    .   Excluded Securities Risk - Because the Timothy Funds do not invest in
        ------------------------
        Excluded Securities, each Fund may be riskier than other mutual funds that invest in a broader array of securities.

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES        May 1, 2002  5

    .   Growth Risks - The Large/Mid Cap Growth Fund invests in companies that
        ------------
        appear to be growth-oriented companies. Growth companies are companies that the portfolio managers of the Funds believe will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the portfolio manager's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's (and the Portfolio's) returns.

    .   Interest Rate Risk - When interest rates rise, bond prices fall. The
        ------------------
        higher the Fixed Income Fund's and the Money Market Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's Portfolio and its average coupon return), the more sensitive the Fixed Income Fund is to interest rate risk.

    .   Credit Risk - The Fixed Income Fund and the Money Market Fund could lose
        -----------
        money if any bonds they own are downgraded in credit rating or go into default. For this reason, the Fixed Income Fund primarily will invest in investment grade bonds and the Money Market Fund will invest only in investment grade bonds.

    .   Sector Risk - In managing its portfolio, the Fixed Income Fund's
        -----------
        investment manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. If certain industry sectors or types of securities do not perform as well as the investment manager expects, the Fixed Income Fund's performance could suffer.

WHO SHOULD BUY THIS PORTFOLIO
The Conservative Growth Portfolio is appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, and who want to allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE
The Conservative Growth Portfolio is being offered for the first time via this Prospectus. Accordingly, performance information about the Portfolio is not yet available.

ADDITIONAL INFORMATION
Each Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in obligations of the U.S. government, its agencies and instrumentalities, commercial paper, and certificates of deposit and bankers acceptances. When a Portfolio takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Portfolio will be different that if it had invested strictly according to its objectives.

FEES & EXPENSES
Investors using a Portfolio to fund a VA Contract will pay certain fees and expenses in connection with the Portfolio, which are estimated in the table below. Each Portfolio pays annual operating expenses from its assets, so their effect is included in the Portfolio's share price. These figures do not reflect any fees or charges imposed by the Insurance Company under its VA Contract. Owners of VA Contracts should refer to the Insurance Company's prospectus for information on those fees or charges.

Annual Fund Operating Expenses (expenses that are deducted from the Portfolio's assets) (1)
----------------------------------------------------------------------------------------------------------------------------
                                                         Strategic Growth Portfolio            Conservative Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Management Fees                                          0.10%                                 0.10%
----------------------------------------------------------------------------------------------------------------------------
Other Expenses (2)                                       1.15%                                 1.15%
----------------------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                          1.25%                                 1.25%
============================================================================================================================
After Fee Waiver and Expense Reimbursement (3)          -0.40%                                -0.40%
============================================================================================================================
Net Annual Operating Expenses                            0.85%                                 0.85%
----------------------------------------------------------------------------------------------------------------------------

(1) Each Portfolio invests principally in the Timothy Funds. As a result, each Portfolio indirectly will pay its proportionate share of the fees and expenses paid by the Timothy Funds, in addition to the fees and expenses paid directly by the Portfolio. Under the current expense reimbursement arrangements for the Timothy Funds, the total annual operating expenses of the Timothy Funds in which the Portfolios invest range from 1.35% to 2.70% for the Strategic Growth Portfolio, and from 0.85% to 2.70% for the Conservative Growth Portfolio. These expenses will be borne by the Portfolios, and are not included in the expenses reflected in the table above or the example below.
(2) The Trust and the Adviser have entered into an agreement with the participating life insurance company, pursuant to which the insurance company maintains the records related to the Portfolios' shares in the insurance company separate accounts, processes all purchases and redemptions within the accounts, and provides other administrative and shareholder services for an administrative services fee of 0.25% of each Portfolio's assets.
(3) The Adviser contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep each Portfolio's total annual operating expenses at 0.85% through May 1, 2004. Any waiver or reimbursement by the Adviser is subject to repayment by the Portfolio within the following three fiscal years if the portfolio is able to make the repayment without exceeding its current expense limitations.

6  PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES        May 1, 2002

Example:
This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                    Strategic Growth Portfolio     Conservative Growth Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
One year                     $ 89                               $ 89
--------------------------------------------------------------------------------
Three years                  $279                               $279
--------------------------------------------------------------------------------

PURCHASES & REDEMPTIONS OF SHARES
Purchases and redemptions of shares in any of the Portfolios may be made only by the Insurance Company for its separate accounts at the direction of VA Contract owners. Please refer to the Prospectus of your VA Contract for information on how to direct investments in, or redemptions from, the Portfolios and any fees that may apply. Generally, the Insurance Company places orders for shares based on payments and withdrawal requests received from VA Contract owners during the day and places an order to purchase or redeem the net number of shares by the following morning. Orders are usually executed at the net asset value per share determined at the end of the business day during which a payment or withdrawal request is received by the Insurance Company. There are no sales or redemption charges. However, certain sales or deferred sales charges and other charges may apply to your VA Contract. Those charges are disclosed in the separate account offering prospectus. The Trust reserves the right to suspend the offering of any of the Portfolio's shares, or to reject any purchase order.

Purchase orders for shares of a Portfolio which are received by the transfer agent in proper form prior to the close of trading hours on the New York Stock Exchange (NYSE) (currently 4:00 p.m. Eastern time) on any day that the Portfolios calculate their net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of a Portfolio received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

Redemption proceeds normally will be wired to the Insurance Company on the next business day after receipt of the redemption instructions, but in no event later than 7 days following receipt of instructions. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason (other than weekends or holidays) or under emergency circumstances as determined by the Securities and Exchange Commission.

OTHER PURCHASE INFORMATION
If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payments in cash, a Portfolio may pay the redemption price, in whole or in part by distribution in-kind of readily marketable securities, from that Portfolio, within certain limits prescribed by the Securities and Exchange Commission. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in-kind, the redeeming shareholder will incur brokerage costs in converting the assets to cash.

For economy and convenience, share certificates will not be issued.

The public offering price for a Portfolio is based upon its net asset value per share. Net asset value per share of a Portfolio is calculated by adding the value of the Portfolio's investments, cash and other assets, subtracting the Portfolio's liabilities, and then dividing the result by the number of shares outstanding. The assets of each Portfolio are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Trustees. The net asset value of each Portfolio's shares is computed on each day on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time.

Each Portfolio purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Adviser in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Money market securities with less than 60 days

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES        May 1, 2002  7
remaining to maturity when acquired by a Timothy Fund or a Portfolio will be valued on an amortized cost basis, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If a Timothy Fund or a Portfolio acquires a money market security with more than 60 days remaining to its maturity, it will be valued at amortized cost when it reaches 60 days to maturity unless the Trustees determine that such a valuation will not fairly represent its fair market value.

DIVIDENDS & DISTRIBUTIONS
Dividends paid by a Portfolio are derived from its net investment income. Net investment income will be distributed at least annually. A Portfolio's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Portfolio realizes capital gains when it receives such a distribution from a Timothy Fund or sells shares of a Timothy Fund for more than it paid for it. A Portfolio may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Under current tax law, dividends or capital gains distributions from a Portfolio are not currently taxable when left to accumulate within a VA Contract. Depending on the VA Contract, withdrawals from the Contract may be subject to ordinary income tax, and an additional penalty of 10% on withdrawals before age 59 1/2.

INVESTMENT ADVISER
Timothy Partners, Ltd., 1304 West Fairbanks Avenue, Winter Park, Florida, 32789, is a Florida limited partnership organized in December 1993. Timothy Partners is registered with the Securities and Exchange Commission as an investment adviser and a broker-dealer. Timothy Partners supervises the investment of the assets of each Portfolio in accordance with the objectives, policies and restrictions of the Portfolio. To determine which securities are Excluded Securities, Timothy Partners conducts its own research and consults a number of Christian ministries on these issues. Timothy Partners retains the right to change the sources from whom it acquires its information, at its discretion. Covenant Funds, Inc., a Florida corporation, is the managing partner of Timothy Partners. For its services as investment advisor to the Portfolio, Timothy Partners receives an annual fee of 0.10% of the average daily net assets of each Portfolio.

PORTFOLIO MANAGER
Arthur D. Ally is primarily responsible for the day-to-day management of the Portfolios. Mr. Ally is President and Chairman of the Trust, as well as President and 70% shareholder of Covenant Funds. Mr. Ally founded The Timothy Plan in 1994 drawing from twenty-four years' experience in the investment industry as an employee of Prudential Bache, Shearson Lehman Brothers and Investment Management & Research.

PRINCIPAL UNDERWRITER
Timothy Partners acts as principal underwriter for the Trust. As underwriter, Timothy Partners facilitates the registration of each Portfolio's shares under state securities laws and offers for sale its shares. Timothy Partners does not receive any compensation for serving as underwriter of the Trust.

PRIVACY POLICY
The following is a description of the Portfolios' policies regarding disclosure of nonpublic personal information that the Insurance Company provides to the Portfolios or that the Portfolios collect from other sources. Because you invest indirectly in Portfolios through the separate accounts of the Insurance Company, the privacy policy of the Insurance Company would govern how your nonpublic personal information would be shared with nonaffiliated third parties. The Insurance Company is currently the only shareholder of the Portfolios.

CATEGORIES OF INFORMATION THE PORTFOLIOS COLLECT:
The Portfolios may collect the following nonpublic personal information about shareholders:

..   Information the Portfolios receive from shareholders on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

..   Information about shareholder transactions with the Portfolios or its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

8  PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES        May 1, 2002

CATEGORIES OF INFORMATION THE PORTFOLIOS DISCLOSE:
The Portfolios do not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Portfolios are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Trust's custodian, administrator and transfer agent) to process shareholder transactions and otherwise provide services to shareholders.

CONFIDENTIALITY AND SECURITY.
The Portfolios restrict access to your nonpublic personal information to those persons who require such information to provide products or services to shareholders. The Trust maintains physical, electronic, and procedural safeguards that comply with federal standards to guard shareholders' nonpublic personal information.

FOR MORE INFORMATION
Additional information about the Portfolios is available in the Statement of Additional Information (SAI), a copy of which has been filed with the SEC and is incorporated by reference into this prospectus. Additional information about the Portfolios' investments will be available in their annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. To request a free copy of the SAI or annual or semi-annual report, please contact the Timothy Plan at:

The Timothy Plan
1304 West Fairbanks Avenue
Winter Park, FL 32789
www.timothyplan.com
E-mail: Info@timothyplan.com
(800)846-7526

A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Portfolios (including the SAI) also can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Portfolios is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.


Investment Company Act No. 811-08228

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES        May 1, 2002  9

[GRAPHIC]

The Timothy Plan
1304 West Fairbanks Avenue
Winter Park, FL 32789
www.timothyplan.com
E-mail info@timothyplan.com
Tel (800) 846-7526

[LOGO] THE TIMOTHY PLAN

[GRAPHIC]


                                                                    Statement of
                                                                      Additional
                                                                     Information
                                                                     MAY 1, 2002

                                   Timothy Plan
                                   Strategic Growth Portfolio Variable Series

                                   Timothy Plan
                                   Conservative Growth Portfolio Variable Series

                                   Contents

   4  The Timothy Plan

   4  Investment Policies

   5  Investment Restrictions

   6  Investment Adviser

   6  Principal Underwriter

   6  Custodian

   7  Accountants

   7  Administrator

   7  Allocation of Portfolio Brokerage

   8  Code of Ethics

   8  Purchase of Shares

   8  Redemptions

   9  Officers and Trustees of the Trust

  10  Taxation

  11  Performance

  12  Financial Statements

Statement of
Additional Information

The Timothy Plan

This Statement of Additional Information describes the following Portfolios of The Timothy Plan (the "Trust"):

Timothy Plan Strategic Growth Portfolio Variable Series
Timothy Plan Conservative Growth Portfolio Variable Series

May 1, 2002

Timothy Partners, Ltd.
1304 West Fairbanks Avenue
Winter Park, Florida 32789
(800) 846-7526

This Statement of Additional Information is in addition to and supplements the current prospectus of The Timothy Plan, dated May 1, 2002, relating to the Timothy Plan Conservative Growth Portfolio Variable Series and the Timothy Plan Strategic Growth Portfolio Variable Series only. Copies of the prospectus may be obtained from the Trust without charge by writing the Trust at 1304 West Fairbanks Avenue, Winter Park, Florida 32789, or by calling the Trust at (800) 846-7526. Retain this Statement of Additional Information for future reference.



STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES

                                                           September 1, 2001   3

THE TIMOTHY PLAN

The Timothy Plan ("Trust") was organized as a Delaware business trust on December 16, 1993. The Trust is registered with the Securities and Exchange Commission as an open-end management investment company, and is authorized to create an unlimited number of series of shares and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors.

The Trust currently offers several portfolios of shares, two of which are: the Timothy Plan Conservative Growth Portfolio Variable Series ("Conservative Growth Portfolio") and the Timothy Plan Strategic Growth Portfolio Variable Series ("Strategic Growth Portfolio"). This Statement of Additional Information applies to the Portfolios only. Each Portfolio offers a single class of shares without any sales charges or ongoing sales or distribution fees. The Portfolios' shares are only offered to insurance companies for the purpose of funding variable annuity contracts ("VA Contracts"). Presently the Portfolios are only offered through separate accounts of the Annuity Investors Life Insurance Company (the "Insurance Company"). The Trust has filed an Application for Exemptive Order with the Securities and Exchange Commission, which, if approved, will allow the Portfolios to be offered through the separate accounts of multiple insurance companies.

The Portfolios' shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of each Portfolio as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

Shareholder meetings will not be held unless required by federal or state law or in connection with an undertaking given by a Portfolio.

INVESTMENT POLICIES

Each Portfolio seeks to achieve its objective by making investments selected in accordance with that Portfolio's investment restrictions and policies. Each Portfolio invests primarily in Class A Shares of other portfolios of the Trust (the "Timothy Funds"), without sales charges. Each Portfolio will vary its investment strategy as described in the prospectus to achieve its objectives. This Statement of Additional Information contains further information concerning the techniques and operations of the Portfolios, the securities in which they or the underlying Timothy Funds may invest, and the policies they will follow.

Each Portfolio has its own investment objective and policies, and each invests in its own portfolio of securities. Each Portfolio seeks to achieve its stated objective by investing primarily in the Timothy Funds. The Timothy Funds invest in securities issued by companies which, in the opinion of the Adviser, Timothy Partners, Ltd., conduct business in accordance with the stated philosophy and principles of The Timothy Funds. The following information supplements the information provided in the prospectus. The Portfolios may each invest in the following securities directly, or indirectly by investing in the Timothy Funds.

COMMON STOCK Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Directors. There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which the Portfolios or the Timothy Funds invest.

CONVERTIBLE SECURITIES Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Portfolio or Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Portfolio or Fund upon conversion of a convertible security will generally be held for so long as the adviser anticipates such stock will provide the Portfolio or Fund with opportunities which are consistent with its investment objectives and policies.

4  STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES

                                                               September 1, 2001

WARRANTS A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

AMERICAN DEPOSITORY RECEIPTS ("ADRs") ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Portfolios or Funds may purchase ADRs whether they are "sponsored" or "unsponsored." "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository. "Unsponsored" ADRs are issued without participation of the issuer of the deposited security. The Portfolios or Funds do not consider any ADRs purchased to be foreign. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. Because each Timothy Fund will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that Fund pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the "Code").

INVESTMENT RESTRICTIONS

In addition to those set forth in the Portfolios' current prospectus, the Portfolios have adopted the investment restrictions set forth below, which are fundamental policies of each Portfolio, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Portfolio. As provided in the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that each Portfolio will not:

   (1)   issue senior securities;

   (2) engage in the underwriting of securities except insofar as a Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a security;

   (3) purchase or sell real estate or interests therein, although the Portfolio may each purchase Timothy Plan mutual funds that invest in the securities of issuers which engage in real estate operations;

   (4) invest for the purpose of exercising control or management of another company;

   (5) purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Portfolios may each purchase Timothy Plan mutual funds that invest in the securities of companies which invest in or sponsor such programs;

   (6) invest more than 25% of the value of a Portfolio's total assets in one particular industry, except for temporary defensive purposes;

   (7) make purchases of securities on "margin", or make short sales of securities, provided that each Portfolio may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith; and

   (8) purchase or sell commodities or commodity futures contracts, other than those related to stock indexes;

   (9) make loans of money or securities, except (i) by purchase of fixed income securities in which a Portfolio may invest consistent with its investment objectives and policies; or (ii) by investment in repurchase agreements.

   (10) invest in securities of any company if any officer or trustee of the Trust or the Adviser owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company;

   (11) borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Portfolio's total assets at the time when the borrowing is made. This limitation does not preclude a Portfolio from entering into reverse repurchase transactions, which will not be considered as borrowings provided they are fully collateralized;

   (12) pledge, mortgage hypothecate, or otherwise encumber its assets, except in an amount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions; or


STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES

                                                           September 1, 2001   5

   (13) purchase the securities of any issuer, if, as a result, more than 10% of the value of a Portfolio's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in securities for which there is no readily available market quotations, or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than 10% of a Portfolio's net assets.

So long as percentage restrictions are observed by a Portfolio at the time it purchases a security, changes in values of particular Portfolio's assets or the assets of the Portfolio as a whole will not cause a violation of any of the foregoing restrictions.

INVESTMENT ADVISER

The Trust has entered into an advisory agreement with Timothy Partners, Ltd. ("TPL" or the "Adviser"), 1304 West Fairbanks Avenue, Winter Park, Florida 32789, for the provision of investment advisory services on behalf of the Trust to each Portfolio, subject to the supervision and direction of the Trust's Board of Trustees.

The investment advisory agreement may be renewed after its initial two-year term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Portfolio, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement will terminate automatically in the event of its assignment.

Pursuant to the investment advisory agreement, the Trust shall conduct its own business and affairs and shall bear the expenses and salaries necessary and incidental thereto, including, but not in limitation of the foregoing, the costs incurred in: the maintenance of its corporate existence; the maintenance of its own books, records and procedures; dealing with its own shareholders; the payment of dividends; transfer of stock, including issuance, redemption and repurchase of shares; preparation of share certificates; reports and notices to shareholders; calling and holding of shareholders' meetings; miscellaneous office expenses; brokerage commissions; custodian fees; legal and accounting fees; and taxes.

For its services, TPL is paid an annual fee equal to 0.10% of the average daily net assets of each Portfolio. The Portfolios had not commenced operations prior to December 31, 2001, so no advisory fees were payable to TPL during such year.

PRINCIPAL UNDERWRITER

TPL acts as an underwriter of the Timothy Funds' and the Portfolios' shares for the purpose of facilitating the registration of shares under state securities laws and to assist in sales of shares pursuant to an underwriting agreement (the "Underwriting Agreement") approved by the Trustees. TPL is not compensated for providing underwriting services to the Portfolios.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Portfolios shall from time to time identify to TPL as states in which they wish to offer this shares for sale, in order that state registrations may be maintained by the Portfolios.

TPL is a broker/dealer registered with the Securities and Exchange Commission and is a member in good standing of the National Association of Securities Dealers, Inc.

The Portfolios shall continue to bear the expense of all filing or registration fees incurred in connection with the registration of their shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

CUSTODIAN

US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Portfolios' investments. The custodian acts as the Portfolios' depository, safe-keeps their portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Portfolios' request and maintains records in connection with its duties.

ACCOUNTANTS

The firm of Tait, Weller & Baker LLP, 8 Penn Center Plaza, Suite 800, Philadelphia, PA 19103, has been selected as independent public accountants for the Trust for the fiscal year ending December 31, 2002. Tait, Weller & Baker will perform an annual audit of the Portfolios' financial statements and provide financial, tax and accounting consulting services as requested.

6  STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES

                                                               September 1, 2001

ADMINISTRATOR

Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204 ("Unified"), provides transfer agent, portfolio accounting and certain administrative services to the Trust pursuant to an Administrative Services Agreement dated July 1, 1999.

Under the Administrative Services Agreement, Unified: (1) coordinates with the custodian and performs transfer agent services to the Portfolios; (2) coordinates with, and monitors, any third parties furnishing services to the Portfolios; (3) provides the Portfolios with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Portfolios as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Portfolios required by applicable law; (6) prepares and, after approval by the Portfolios, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law; (7) reviews and submits to the officers of the Portfolio for their approval invoices or other requests for payment of the Portfolios' expenses and instructs the custodian to issue checks in payment thereof; and (8) takes such other action with respect to the Portfolios as may be necessary in the opinion of Unified to perform its duties under the agreement

Annuity Investors Life Insurance Company, 250 East Fifth Street, Cincinnati, Ohio 45202 ("AILIC") provides certain additional administrative services with respect to shares of the Portfolios purchased to fund VA Contracts and held in the AILIC separate accounts. These administrative services are provided pursuant to a Participation Agreement effective as of May 1, 2002 among AILIC, the Trust and the Adviser.

Under the Participation Agreement, AILIC maintains the records related to each Portfolio's shares held in the AILIC separate accounts, processes all purchases and redemptions of Portfolio shares within the accounts, and provides other administrative and shareholder services. For its services, AILIC receives an annual fee from each Portfolio equal to 0.25% of the average daily net assets of the Portfolio held in the AILIC separate accounts.

ALLOCATION OF PORTFOLIO BROKERAGE

The Adviser, when effecting the purchases and sales of Portfolio securities for the account of the Portfolio, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Portfolio by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Adviser may use research and services provided to it by brokers and dealers in servicing all its clients, however, not all such services will be used by the Adviser in connection with the Portfolios. Brokerage may also be allocated to dealers in consideration of each Portfolio's share distribution but only when execution and price are comparable to that offered by other brokers.

The Adviser is responsible for making the Portfolio's investment decisions subject to instructions described in the prospectus. The Board of Trustees may however impose limitations on the allocation of portfolio brokerage.

Securities held by one Portfolio may also be held by another Portfolio or other accounts for which the Adviser serves as an adviser. If purchases or sales of securities for a Portfolio or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of one or more Portfolios or other accounts, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for the other Portfolio or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Portfolio.

The Board of Trustees periodically reviews the brokerage placement practices of the Adviser and reviews the prices and commissions, if any, paid by the Portfolios to determine if they were reasonable.

The Adviser also may consider sales of the VA Contracts by a broker-dealer as a factor in the selection of broker-dealers to execute transactions for the Portfolios. In addition, the Adviser may place Portfolio trades for both Portfolios with affiliated brokers. As stated above, any such placement of trades will be subject to the ability of the affiliated broker-dealer to provide best execution, the Trust's procedures governing such affiliated trades and the Conduct Rules of the National Association of Securities Dealers, Inc.

The Portfolios had not commenced operations prior to December 31, 2001, therefore no brokerage commissions were paid by the Portfolios during such year.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES

                                                            September 1, 2001  7

CODE OF ETHICS

The Trust, the Adviser, and the principal underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Timothy Funds and the Portfolios. You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission.

PURCHASE OF SHARES

The Portfolios currently only offer their shares to the Annuity Investors Life Insurance Company, but may, in the future, offer their shares to other insurance company separate accounts. The Trust has filed an Application For Exemptive Order with the Securities and Exchange Commission seeking an order from the Commission allowing the Portfolios to be offered to multiple insurance company separate accounts. The separate accounts invest in shares of the Portfolios in accordance with the allocation instructions received from holders of the VA Contracts. Shares of the Portfolios are sold at net asset value as described in the prospectus.

REDEMPTIONS

The redemption price will be based upon the net asset value per share next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that each Portfolio reserves the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the New York Stock Exchange is restricted, (ii) for any period during which an emergency exists as determined by the Securities and Exchange Commission as a result of which disposal of securities owned by a Portfolio is not reasonably predictable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or (iii) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Portfolios.

Pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any Portfolio securities paid or distributed in-kind would be valued as described under "Purchases and Redemption of Shares" in the prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Portfolio.

In-kind payments need not constitute a cross-section of a Portfolio's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where a Portfolio completes such redemption in-kind, that Portfolio will not recognize a gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize a gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Portfolio shares redeemed.

8  STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES

                                                               September 1, 2001

OFFICERS AND TRUSTEES OF THE TRUST

The Trustees and principal executive officers of the Trust and their principal occupations for the past five years are listed below.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                             Number of            Other
                                                                                             Portfolios in Fund   Directorships
                            Date & Positions Held   Principal Occupation                     Complex Overseen     Held by
Name, Address & Age         with Fund               During Past 5 Years                      by Director          Director
-------------------------------------------------------------------------------------------------------------------------------
Arthur D. Ally              Trustee, President of   President and controlling shareholder            11                0
(Year of Birth:  1942)*     the Trust, Chairman     of Covenant Funds, Inc. ("CFI"), a
1304 W Fairbanks Avenue     of the Board of         holding company.  President and
Winter Park, FL             Trustees                general partner of Timothy Partners,
                                                    Ltd. ("TPL"), the investment adviser
                            Since January 1994      and principal underwriter to each Fund.
                                                    CFI is also the managing general partner
                                                    of TPL.
-------------------------------------------------------------------------------------------------------------------------------
Joseph E. Boatwright        Trustee, Secretary      Retired Minister.  Currently serves as           11                0
(Year of Birth:  1930)**                            a consultant to the Greater Orlando
1410 Hyde Park Drive        Since April 1995        Baptist Association.  Served as Senior
Winter Park, FL                                     Pastor to the Aloma Baptist Church
                                                    from 1970-1996.
-------------------------------------------------------------------------------------------------------------------------------
Wesley W. Pennington        Trustee, Treasurer      President, Westwind Holdings, Inc., a            11                0
(Year of Birth:  1930)                              development company, since 1997.
442 Raymond Avenue          Since January 1994      President and controlling shareholder,
Longwood, FL                                        Weston, Inc., a fabric treatment
                                                    company, from 1979-1997.
-------------------------------------------------------------------------------------------------------------------------------
Jock M. Sneddon             Trustee                 Physician, Florida Hospital Center.              11                0
(Year of Birth:  1947)**
6001 Vineland Drive         Since January 1997
Orlando, FL
-------------------------------------------------------------------------------------------------------------------------------
W. Thomas Fyler, Jr.        Trustee                 President, controlling shareholder of            11                0
(Year of Birth:  1957)                              W.T. Fyler, Jr./Ephesus, Inc., a New
90 West Street, Suite 1820  Since December 1998     York State registered investment
New York, NY  10006                                 advisory firm.  Founding member of the
                                                    National Association of Christian
                                                    Financial Consultants.
-------------------------------------------------------------------------------------------------------------------------------
Mathew D. Staver            Trustee                 Attorney specializing in free speech,            11                0
(Year of Birth:  1956)**                            appellate practice and religious
210 East Palmetto Ave.      Since June 2000         liberty constitutional law.  Founder
Longwood, FL  32750                                 of Liberty Counsel, a religious civil
                                                    liberties education and legal defense
                                                    organization.  Host of two radio
                                                    programs devoted to religious freedom
                                                    issues.  Editor of a monthly
                                                    newsletter devoted to religious
                                                    liberty topics.  Mr. Staver has argued
                                                    before the United States Supreme Court
                                                    and has published numerous legal
                                                    articles.
-------------------------------------------------------------------------------------------------------------------------------
Charles E. Nelson           Trustee                 Director of Finance, Hospice of the              11                0
(Year of Birth:  1934)                              Comforter, Inc., a non-profit
1145 Cross Creek            Since June 2000         organization.  Formerly Comptroller,
Altamonte Springs, FL                               Florida United Methodist Children's
                                                    Home, Inc. Formerly credit specialist
                                                    with the Resolution Trust Corporation
                                                    and Senior Executive Vice President,
                                                    Barnett Bank of Central Florida, N.A.
                                                    Formerly managing partner, Arthur
                                                    Anderson, CPA firm, Florida branch.
-------------------------------------------------------------------------------------------------------------------------------
Mark A. Minnella            Trustee                 Principal and co-founder of The                  11                0
(Year of Birth:  1955)                              Financial Engineering Center, Inc. a
1215 Fern Ridge Parkway     Since June 2000         registered investment advisory firm.
Suite 110                                           Co-founder, treasurer and director of
Creve Coeur, MO                                     the National Association of Christian
                                                    Financial Consultants.  Mr. Minnella
                                                    is a Registered Investment Principal
                                                    (NASD Series 24), and a registered
                                                    investment adviser (NASD Series 65).
                                                    Host of a weekly radio program in St.
                                                    Louis devoted to financial planning.
                                                    Frequent lecturer, teacher and author
                                                    of a variety of financial software
                                                    products.
-------------------------------------------------------------------------------------------------------------------------------
William Dodson              Trustee                 Vice President - Sales, California               11                0
(Year of Birth:  1960)                              Plan of Church Finance, a division of
7120 N Whitney Avenue       Since November 2001     the Southern Baptist Convention of
Fresno, CA  93720                                   California.  An ordained pastor, Mr.
                                                    Dodson has previously served
                                                    as a Registered Representative with
                                                    Merrill Lynch for four years.
-------------------------------------------------------------------------------------------------------------------------------

* Mr. Ally is an "interested" Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in TPL.
** Messrs. Boatwright, Sneddon and Staver are "interested" Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES

                                                           September 1, 2001   9

The officers conduct and supervise the daily business operations of the Funds, while the Trustees, in addition to functions set forth under "Investment Adviser" and "Underwriter," review such actions and decide on general policy. Compensation to officers and Trustees of the Funds who are affiliated with TPL is paid by TPL, and not by the Fund. For the fiscal year ended December 31, 2001, the Trust did not pay compensation to any of its Trustees.

The Trust has an audit committee composed of the following independent Trustees:
Messrs. Pennington, Flyer, Nelson, Minnella and Dodson. The audit committee met two times during the Trust's fiscal year ended December 31, 2001. The function of the audit committee is to oversee the Trust's accounting and financial reporting policies, practices and internal controls.

The following table sets forth information about the Trustees and the dollar range of shares of the Portfolios and The Timothy Plan Family of Funds owned by each Trustee:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                      Aggregate Dollar Range of Equity
                                                                                      Securities in all Funds overseen by
                                            Dollar Range of Equity Securities in      Director in the Timothy Plan Family of
Name of Director                            the Portfolios                            Funds
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Arthur D. Ally                              None                                      $1-$10,000
-------------------------------------------------------------------------------------------------------------------------------
Joseph E. Boatwright                        None                                      Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
Wesley W. Pennington                        None                                      $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------------
Jock M. Sneddon                             None                                      Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
W. Thomas Fyler, Jr.                        None                                      None
-------------------------------------------------------------------------------------------------------------------------------
Mathew D. Staver                            None                                      $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------------
Charles E. Nelson                           None                                      None
-------------------------------------------------------------------------------------------------------------------------------
Mark A. Minnella                            None                                      $1-$10,000
-------------------------------------------------------------------------------------------------------------------------------
William Dodson                              None                                      None
-------------------------------------------------------------------------------------------------------------------------------

TAXATION

The Portfolios intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

In order to so qualify, a Portfolio must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades and businesses.

To the extent each Portfolio qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

Each Portfolio must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of a Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

An excise tax at the rate of 4% will be imposed on the excess, if any, of a Portfolio's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Portfolio's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on December 31 plus undistributed amounts from prior years. Each Portfolio intends to make distributions sufficient to avoid imposition of the excise tax.

The following discussion is only relevant to the extent that the applicable Portfolio's shares are held by an entity that is not exempt from federal income taxes or is subject to the tax on unrelated business taxable income:

Distributions declared by a Portfolio during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar

10  STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES

                                                               September 1, 2001
year in which they are received. Shareholders will be subject to federal income taxes on distributions made by a Portfolio whether received in cash or additional shares of the Portfolio. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long- term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of a Portfolio. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends eligible for designation under the dividends received deduction and paid by a Portfolio may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

A Portfolio will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

PERFORMANCE

Performance information for the shares of the Portfolio will vary due to the effect of expense ratios on the performance calculations. TOTAL RETURNS AND YIELDS QUOTED FOR THE PORTFOLIOS INCLUDE THE PORTFOLIOS' EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT.

BECAUSE SHARES OF THE PORTFOLIO MAY BE PURCHASED ONLY THROUGH VARIABLE ANNUITY CONTRACTS, YOU SHOULD CAREFULLY REVIEW THE PROSPECTUS OF YOUR VA CONTRACT FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. Excluding these charges from quotations of the Portfolio's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the Portfolio' performance to that of other mutual funds.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from the Portfolio investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, the Portfolio may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by a Portfolio over a 12-month period divided by the current maximum offering price.

The Securities and Exchange Commission ("Commission") rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Portfolio be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Portfolio are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Portfolio to compute or express performance follows.

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Commission formula:

P(1+T)/n/ = ERV

Where:           P   = a hypothetical initial payment of $1,000.
                 T   = average annual total return.
                 N   = number of years.
               ERV   = ending redeemable value of a hypothetical $1,000
                       payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES

                                                          September 1, 2001   11

COMPARISONS AND ADVERTISEMENTS

To help investors better evaluate how an investment in a Portfolio might satisfy their investment objective, advertisements regarding the Portfolio may discuss total return for the Portfolio as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

                  Lipper Mutual Fund Performance Analysis;
                  Lipper Mutual Fund Indices;
                  CDA Weisenberger; and
                  Morningstar

From time to time, the Portfolios may also include in sales literature and advertising (including press releases) TPL comments on current news items, organizations which violate the Portfolios' philosophy (and are screened out as unacceptable Portfolio holdings), channels of distribution and organizations which endorse the Portfolios as consistent with their philosophy of investment.

FINANCIAL STATEMENTS

The Portfolio are being offered for the first time. Accordingly, financial statements for the Portfolio are not yet available.


12  STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES

                                                               September 1, 2001

[LOGO] THE TIMOTHY PLAN

The Timothy Plan
1304 West Fairbanks Avenue
Winter Park, FL 32789
www.timothyplan.com
E-mail info@timothyplan.com
Tel (800) 846-7526